Acquisitions (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Purchase Allocations for Acquisitions

The purchase allocations for the acquisitions were as follows:

		Imaging Centers
	El Paso	Preliminary	Final
Cash and cash equivalents	$193,314	$—	$—
Accounts receivable	1,814,324	—	—
Inventories	932,184	7,500	7,500
Other current assets	613,860	—	—

Total current assets	3,553,682	7,500	7,500

Property and equipment	5,319,000	358,709	539,309
Intangible assets	8,293,000	—	—
Goodwill	603,250	551,278	370,678

Total assets acquired	17,768,932	917,487	917,487

Liabilities assumed:
Accounts payable and accrued liabilities	7,621,930	85,330	85,330
Other current liabilities	110,000	—	—
Short term debt	1,413,278	156,242	156,242
Current portion of long-term debt	1,982,848	78,423	78,423

Total current liabilities	11,128,056	319,995	319,995
Long-term debt, net of current portion	3,842,341	288,444	288,444
Other liabilities	2,798,535	—	—

Total liabilities assumed	17,768,932	608,439	608,439

Net assets acquired	$—	$309,048	$309,048

Amounts of Acquisitions and Earnings

The amounts of acquisitions revenues and earnings included in the Company’s consolidated statements of operations for the year ended December 31, 2012, and the revenue and earnings of the combined entity had the acquisition dates for El Paso and the Imaging Centers been January 1, 2012 are as follows:

	Revenues	Earnings
Actual:
From 10/26/2012 to 12/31/2012	$5,151,604	$(1,252,763)

Supplemental Pro Forma:
2012	$69,442,123	$(7,388,605)